Commitments (Details Narrative) - USD ($)		12 Months Ended
	Aug. 19, 2016	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Accrued legal fees		$ 60,000
Stock issued during period, shares, new issues	2,650,000	2,650,000
Common stock issuable upon exercise of warrants		7,950,000